[LETTERHEAD OF LINCOLN LIFE]

May 7, 1997

VIA EDGAR
---------


Securities and Exchange Commission
Division of Insurance Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lincoln National Variable Annuity Fund A (Group)
     (File Nos. 2-25618; 811-1434)
     Lincoln National Variable Annuity Fund A (Individual)
     (File Nos. 2-26342; 811-1434)

Dear Ladies and Gentlemen:

The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of Regulation C under the Securities Act of 1933, does not differ from that contained in the most recent amendment to the registration statement, and the text of the most recent amended registration statement was filed electronically on April 30, 1997.

If you have any questions or comments concerning this filing, please contact me at the above-listed number.

Sincerely,

/s/ Janet L. Lindenberg

Janet L. Lindenberg
Paralegal